Expenses (Tables)	6 Months Ended	12 Months Ended
	Feb. 28, 2025	Aug. 31, 2024
Schedule Of Selling General And Administrative Expenses
Schedule of selling, general and administrative expenses

The following table provides a breakdown of the selling, general and administrative:

	Six months ended
	February 28, 2025	February 29, 2024
	$	$
Software Subscription	449,845	402,289
Office and general	82,638	34,154
Professional fees	60,688	192,405
Dues and Subscriptions	199,336	152,441
Rent	85,304	98,078
Consulting fees	29,604	24,474
Travel	23,247	86,049
Donations	784	4,646
Lease expense	1,430	6,333
Insurance	62,314	31,078
	995,190	1,031,947

	Three months ended
	February 28, 2025	February 29, 2024
	$	$
Software Subscription	228,808	221,643
Office and general	37,042	29,155
Professional fees	31,247	140,110
Dues and Subscriptions	164,917	62,587
Rent	53,124	39,602
Consulting fees	19,681	-
Travel	2,925	66,915
Donations	140	4,197
Lease expense	393	-
Insurance	34,576	27,993
	572,853	592,202

The following table provides a breakdown of the selling, general and administrative:

	Year ended
	August 31, 2024	August 31, 2023
	$	$
Software Subscription	898,870	816,913
Office and general	199,756	187,818
Professional fees	414,482	661,265
Dues and Subscriptions	269,106	58,366
Rent	207,560	165,750
Consulting fees	62,598	210,063
Travel	160,643	97,372
Donations	7,449	46,002
Lease expense	71,148	7,534
Insurance	90,613	(80,934)
	2,382,225	2,170,149